SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Future Minimum Lease Payments Under Operating Leases
Remainder of 2023	$ 94,549
2024	432,168
2025	366,287
2026	385,560
2027	400,982
Thereafter	102,211
Total minimum lease payments	1,781,757
Less: imputed interest	(286,931)
Present value of future minimum lease payments	1,494,826
Current operating lease liabilities	306,747	$ 95,243
Non-current operating lease liabilities	$ 1,188,079	$ 115,290